Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	Cohen & Steers Institutional Global Realty Shares, Inc.
Central Index Key	0001361755
Amendment Flag	false
Document Creation Date	Jul 3, 2012
Document Effective Date	Jul 3, 2012
Prospectus Date	May 1, 2012

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

Supplement dated July 3, 2012 to

Prospectus dated May 1, 2012

The information below supplements and replaces footnote (1) to the “Fund Fees and Expenses” table on page 1:

(1)	Cohen & Steers Capital Management Inc., the Fund’s investment advisor (the Advisor) has contractually agreed to waive its fee and/or reimburse the Fund so that total annual Fund operating expenses (excluding brokerage fees and commissions, taxes and, upon approval of the Board of Directors, extraordinary expenses) never exceed 1.00% of average daily net assets. This commitment will remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment management agreement between the Fund and the Advisor.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Institutional Global Realty Shares, Inc.
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	csigrsi1_SupplementTextBlock

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

Supplement dated July 3, 2012 to

Prospectus dated May 1, 2012

The information below supplements and replaces footnote (1) to the “Fund Fees and Expenses” table on page 1:

(1)	Cohen & Steers Capital Management Inc., the Fund’s investment advisor (the Advisor) has contractually agreed to waive its fee and/or reimburse the Fund so that total annual Fund operating expenses (excluding brokerage fees and commissions, taxes and, upon approval of the Board of Directors, extraordinary expenses) never exceed 1.00% of average daily net assets. This commitment will remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment management agreement between the Fund and the Advisor.

Cohen & Steers Institutional Global Realty Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csigrsi1_SupplementTextBlock

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

Supplement dated July 3, 2012 to

Prospectus dated May 1, 2012

The information below supplements and replaces footnote (1) to the “Fund Fees and Expenses” table on page 1:

(1)	Cohen & Steers Capital Management Inc., the Fund’s investment advisor (the Advisor) has contractually agreed to waive its fee and/or reimburse the Fund so that total annual Fund operating expenses (excluding brokerage fees and commissions, taxes and, upon approval of the Board of Directors, extraordinary expenses) never exceed 1.00% of average daily net assets. This commitment will remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment management agreement between the Fund and the Advisor.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Institutional Global Realty Shares, Inc.
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 3, 2012